Revenue from Contracts with Customers	6 Months Ended
Jun. 30, 2024
Revenue from Contract with Customer [Abstract]
Revenue from Contracts with Customers	Revenue from Contracts with Customers
During the six months ended June 30, 2024 and 2023, the Company recognized revenue of $6.8 million and $3.2 million as described below:

Disaggregation of Revenue

Information about our revenue by business line is as follows:

	Six Months Ended June 30,
	2024	2023
Revenue by business line
Asset Monitoring	$5,148	$2,360
Constellation as a Service (“CaaS”)	824	824
Space Systems	857	—
Total Revenue	$6,829	$3,184

Information about our revenue by timing is as follows:

	Six Months Ended June 30,
	2024	2023
Revenue by timing
Over time	$1,680	$823
Point-in time	5,149	2,361
Total revenue	$6,829	$3,184

Information about the Company’s revenue by geography is as follows:

	Six Months Ended June 30,
	2024	2023
Revenue by geography (1)
Asia Pacific	$1,565	$269
Europe	1,081	993
North America	4,179	1,879
South America	4	43
Total revenue	$6,829	$3,184
(1)Revenue by geography is based on the geographical location of the customer.
Contract liabilities and Remaining Performance Obligations
Our contract liabilities consist of payments received from customers, or such consideration contractually due, in advance of providing the relevant satellite imagery or related service. Amounts included in Contract liabilities are as follows:

	June 30,	December 31,
	2024	2023
Non-current	$1,000	$1,000
Current	2,829	3,728
Total	$3,829	$4,728
During the six months ended June 30, 2024, we recognized revenue of $3.3 million that was included as a Contract liability as of December 31, 2023. During the six months ended June 30, 2023, we recognized revenue of $0.1 million that was included as a Contract liability as of December 31, 2022.
A contract’s transaction price is allocated to each distinct performance obligation and recognized as revenue when, or as, the performance obligation is satisfied. The following table represents the total transaction price for the remaining performance obligations as of June 30, 2024 related to non-cancellable contracts longer than 12 months in duration that is expected to be recognized over future periods.

	Within 1 Year	Years 1-2	Years 2-3	Thereafter
Remaining performance obligations	$10,113	$6,087	$2,500	$—